IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Interest recognized on impaired loan	$ 41	$ 45
Interest recognized on loans before impaired	30	67
Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and acceptances after allowance for credit losses	$ 462,900	$ 416,400
Consumer loans percentage in total loans	65.00%	66.00%
Increase in consumer loans, value	$ 30,000
Increase in consumer loans, percentage	11.00%
Increase in Business and government loans, value	$ 16,500
Increase in Business and government loans, percentage	12.00%
Current [member]
Disclosure of credit risk exposure [line items]
Interest income	$ 96	$ 113
Canada [member]
Disclosure of credit risk exposure [line items]
Interest income	55	69
Interest recognized on loans before impaired	21	43
Foreign countries [member]
Disclosure of credit risk exposure [line items]
Interest income	41	44
Interest recognized on loans before impaired	$ 9	$ 24